EXHIBIT 99.1

John Deere Owner Trust 2012

Statement to Noteholders

$304,000,000   Class A-1  0.37859%  Asset Backed Notes due March 15, 2013

$255,000,000   Class A-2  0.59%  Asset Backed Notes due June 16, 2014

$343,000,000   Class A-3  0.75%  Asset Backed Notes due March 15, 2016

$96,762,000   Class A-4  0.99%  Asset Backed Notes due June 15, 2018

$33,551,144  Asset Backed Certificates

Payment Date:				15-Oct-14

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$83,130,458.60
		(ii)	A-3 Note Pool Factor:	0.2423629

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$96,762,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$17,763,138.15
		per $1,000 original principal amount:		$51.79

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$17,763,138.15

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$51,956.54
			per $1,000 original principal amount:	$0.15

		(iv)	Class A-4 Notes:	$79,828.65
			per $1,000 original principal amount:	$0.83

		(v)	Total:	$131,785.19

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$212,123,556.94
		(ii)	at end of related Collection Period:	$194,443,496.29

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$213,443,602.75
		(ii)	at end of related Collection Period:	$195,680,464.60

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$222,280,092.97
		(ii)	at end of related Collection Period:	$203,615,469.53

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$65,367,320.45
		(ii)	A-3 Note Pool Factor:	0.1905753

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$96,762,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$33,551,144.15
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$176,769.63
	per $1,000 original principal amount:			$0.17
	(a)	Amount of Servicing Fee earned:		$176,769.63
	(b)	Amount of Servicing Fee paid:		$176,769.63
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$12,903,915.00
	(ii)	Specified Reserve Account Balance:		$12,903,915.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$2,293,160.54
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.18%

(10)	(i)	Aggregate amount of net losses for the collection period:		$51,909.89
	(ii)	Cumulative amount of net losses:		$992,409.76
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.10%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$175,986.62
		(ii)	% of Pool Balance:	0.08%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%